Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Disclosure [Abstract]
Deferred Charges [Text Block]

11.	Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Dry-Docking	Financing Costs	Total
December 31, 2009	6,074	2,610	8,684
Additions	8,296	1,199	9,495
Deferred issuance fees reclassed to equity	-	(698)	(698)
Amortization and write-off	(3,657)	(738)	(4,395)
December 31, 2010	10,713	2,373	13,086
Additions	3,996	172	4,168
Amortization and write-off	(7,313)	(989)	(8,302)
Impairment charge	(1,594)	-	(1,594)
December 31, 2011	5,802	1,556	7,358

During the year ended December 31, 2011, the Company incurred dry-docking and special survey costs of $3,996, while amortization for the same period amounted to $5,401 and is reflected in the accompanying consolidated statements of income. During the year ended December 31, 2010, the Company incurred dry-docking and special survey costs of $8,296, while amortization for the same period amounted to $3,657 and is separately reflected in the accompanying consolidated statements of income.

The Company wrote-off unamortized dry-docking and special survey costs of $1,177 associated with the vessel African Zebra and $735 associated with the vessel BET Commander since the latest dry-dockings occurred earlier than projected, resulting in a shortened amortization period for the prior dry-dockings. In addition, the Company impaired $1,594 associated with the partial impairment of the Seanergy vessels (see Note 9). The African Zebra entered into a new dry-docking on January 4, 2011 which was completed on February 28, 2011. The BET Commander entered into a new dry-docking on August 23, 2011 which was completed on October 7, 2011.

Deferred finance charges are analyzed as follows:

	2011	2010
Long term debt issuance costs, net of amortization (Note 12)	1,556	2,373
	1,556	2,373

The amortization and write-off of the debt issuance costs are included in interest and finance costs in the accompanying consolidated statements of income and amounted to $989, $738 and $696 for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred issuance fees relates to costs for the Company's registration statement for:

(i)	the public offering of 20,833,333 shares;

(ii)	the concurrent sale of 4,166,667 shares to entities affiliated with the Restis family;

(iii)
the underwriters' exercise of the over-allotment option to purchase 1,945,000 shares, which were successfully completed on February 3, 2010, February 3, 2010, and March 19, 2010, respectively, resulting in total net proceeds of $28,526.